Trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-Current
Accounts receivable	$ 4,298	$ 4,305
Loss allowance (see Note 3A(ii))	(4,287)	(4,287)
Non current trade receivables	11	18
Current
Accounts receivable	193,983	169,162
Trade receivables from related parties (Note 27)	3,393	5,113
Contract assets	2,071	45
Loss allowance (see Note 3A(ii))	(21,703)	(16,774)
Current trade receivables	$ 177,744	$ 157,546